Rule 497(e)

Registration Nos. 333-171759 and 811-22519

FIRST TRUST EXCHANGE-TRADED ALPHADEX® FUND II
(the “Trust”)

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX® FUND
FIRST TRUST AUSTRALIA ALPHADEX® FUND
FIRST TRUST BRAZIL ALPHADEX® FUND
FIRST TRUST CANADA ALPHADEX® FUND
FIRST TRUST CHINA ALPHADEX® FUND
FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX® FUND
FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX® FUND
FIRST TRUST EMERGING MARKETS ALPHADEX® FUND
FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX® FUND
FIRST TRUST EUROPE ALPHADEX® FUND
FIRST TRUST EUROZONE ALPHADEX® ETF
FIRST TRUST GERMANY ALPHADEX® FUND
FIRST TRUST HONG KONG ALPHADEX® FUND
FIRST TRUST JAPAN ALPHADEX® FUND
FIRST TRUST LATIN AMERICA ALPHADEX® FUND
FIRST TRUST SOUTH KOREA ALPHADEX® FUND
FIRST TRUST SWITZERLAND ALPHADEX® FUND
FIRST TRUST UNITED KINGDOM ALPHADEX® FUND
(each a “Fund” and collectively, the “Funds”)

SUPPLEMENT TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2018

DATED JUNE 15, 2018

Notwithstanding anything to the contrary in the Funds’ Prospectus and Statement of Additional Information, each Fund operates as a diversified investment company and all references to a Fund operating as a non-diversified investment company are hereby deleted or revised as set forth below.

1.	Prospectus – Principal Risks. “Non-Diversification Risk” is hereby deleted from the section entitled “Principal Risks” for each Fund.
2.	Statement of Additional Information – General Description of the Trust and the Funds. The table in the section of the Statement of Additional Information entitled “General Description of the Trust and the Funds” is hereby deleted in its entirety and replaced with the following:
Fund Name	Classification
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Diversified
First Trust Australia AlphaDEX® Fund	Diversified
First Trust Brazil AlphaDEX® Fund	Diversified
First Trust Canada AlphaDEX® Fund	Diversified
First Trust China AlphaDEX® Fund	Diversified
First Trust Developed Markets ex-US AlphaDEX® Fund	Diversified
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Diversified
First Trust Emerging Markets AlphaDEX® Fund	Diversified
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Diversified
First Trust Europe AlphaDEX® Fund	Diversified
First Trust Eurozone AlphaDEX® ETF	Diversified
First Trust Germany AlphaDEX® Fund	Diversified
First Trust Hong Kong AlphaDEX® Fund	Diversified
First Trust Japan AlphaDEX® Fund	Diversified
First Trust Latin America AlphaDEX® Fund	Diversified
First Trust South Korea AlphaDEX® Fund	Diversified
First Trust Switzerland AlphaDEX® Fund	Diversified
First Trust United Kingdom AlphaDEX® Fund	Diversified

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE